Stated capital (Details) - USD ($) shares in Thousands, $ in Millions		9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares		333,441
Shares issued on exercise of options (in shares)		2,080
Ending Balance, Number of shares		335,521
Beginning balance, Equity	[1]	$ (314.4)	[2]	$ 328.7
Ending balance, Equity		38.1		(284.7)	[1]
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	[1]	5,403.1		5,394.8
Shares issued on exercise of options		16.6		4.8
Ending balance, Equity		5,419.7		$ 5,399.6	[1]
Share capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity		101.0
Shares issued on exercise of options		0.7
Ending balance, Equity		101.7
Share capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity		100.0
Shares issued on exercise of options		0.7
Ending balance, Equity		100.7
Share premium
Disclosure of classes of share capital [line items]
Beginning balance, Equity		5,333.0
Shares issued on exercise of options		15.9
Ending balance, Equity		5,348.9
Share premium net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity		5,303.1
Shares issued on exercise of options		15.9
Ending balance, Equity		$ 5,319.0

[1]	Attributable to owners of the Company
[2]	September 30,